FORM 13F
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended:  03/31/10
                                                           ---------
             Check here if Amendment [ ]; Amendment Number: --------
                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                       MEMBERS Capital Advisors, Inc.

Address:                    5910 Mineral Point Rd., Madison, WI 53705

Form 13F File Number:       28-3421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                       David P. Marks
Title:                      President
Phone:                      800/356-2644 extension 7104

Signature, Place, and Date of Signing:

/s/David P. Marks, Madison, Wisconsin                             5/14/2010
-----------------                                                 ---------
David P. Marks                                                    Date

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

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REPORT SUMMARY

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                 0

Form 13F Information Table Value Total:                 0

List of Other Included Managers:                        None
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